SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross profit	$ 629	$ 597	$ 625
Other operating income	100	175	177
Other operating expenses	(72)	(88)	(88)
Impairment of financial assets	21	56
Share of profit from associates and joint ventures	142	146	(2)
Operating income	503	440	424
Financial income	45	32	5
Other financial results	230	211	558
Financial results, net	79	58	199
Profit (Loss) before income tax	582	498	623
Income tax	204	(121)	318
Profit (Loss) of the year	378	619	305
Total profit of the year attributable to:
Non-controlling interest	1		3
Exploration expenses		21	7
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(15)	34	39
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	541	515	402
Revenue - foreign market	199	108	161
Intersegment revenue	122	107	103
Cost of sales	(613)	(515)	(412)
Gross profit	249	215	254
Selling expenses	(80)	(58)	(49)
Administrative expenses	(83)	(82)	(74)
Other operating income	49	87	86
Other operating expenses	(23)	(28)	(32)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	(3)
Impairment of financial assets	(21)	(10)
Share of profit from associates and joint ventures	3
Operating income	91	69	140
Financial income		2	2
Financial costs	(101)	(96)	(203)
Other financial results	(35)	(11)	(15)
Financial results, net	(136)	(105)	(216)
Profit (Loss) before income tax	(45)	(36)	(76)
Income tax	(10)	31	29
Profit (Loss) of the year	(55)	(5)	(47)
Depreciation and amortization	292	237	166
Total profit of the year attributable to:
Owners of the company	(55)	(5)	(47)
Non-controlling interest
Assets	2,513	1,918	1,396
Liabilities	1,737	1,583	1,213
Net book values of property, plant and equipment (1)	1,896	1,183	1,138
Increases in property, plant and equipment and right-of-use assets	1,039	354	556
Exploration expenses		(21)	(7)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		(34)	(38)
Profit from sale of companies´ interest
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	788	669	648
Revenue - foreign market	3	3
Intersegment revenue	1
Cost of sales	(450)	(367)	(354)
Gross profit	342	305	294
Selling expenses	(4)	(3)	(2)
Administrative expenses	(42)	(52)	(50)
Other operating income	23	35	75
Other operating expenses	(11)	(14)	(27)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	55
Impairment of financial assets		(46)
Share of profit from associates and joint ventures	12	(21)	(18)
Operating income	375	204	272
Financial income	18	8	2
Financial costs	(46)	(53)	(119)
Other financial results	168	183	280
Financial results, net	140	138	163
Profit (Loss) before income tax	515	342	435
Income tax	(217)	119	(225)
Profit (Loss) of the year	298	461	210
Depreciation and amortization	116	100	96
Total profit of the year attributable to:
Owners of the company	297	461	207
Non-controlling interest	1		3
Assets	3,046	3,155	2,684
Liabilities	668	857	729
Net book values of property, plant and equipment (1)	1,370	1,357	1,345
Increases in property, plant and equipment and right-of-use assets	66	105	259
Exploration expenses
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Profit from sale of companies´ interest
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	265	326	359
Revenue - foreign market	178	190	148
Intersegment revenue
Cost of sales	(429)	(487)	(444)
Gross profit	14	29	63
Selling expenses	(12)	(13)	(15)
Administrative expenses	(6)	(7)	(6)
Other operating income	19	41	13
Other operating expenses	(9)	(7)	(7)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	(37)
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income	(31)	43	45
Financial income	27	21
Financial costs		(3)	(3)
Other financial results	3	7	15
Financial results, net	30	25	12
Profit (Loss) before income tax	(1)	68	57
Income tax	5	4	(27)
Profit (Loss) of the year	4	72	30
Depreciation and amortization	6	5	5
Total profit of the year attributable to:
Owners of the company	4	72	30
Non-controlling interest
Assets	147	173	157
Liabilities	73	109	137
Net book values of property, plant and equipment (1)		28	27
Increases in property, plant and equipment and right-of-use assets	15	6	7
Exploration expenses
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories			(3)
Profit from sale of companies´ interest
Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	24	65	14
Revenue - foreign market
Intersegment revenue
Cost of sales		(17)
Gross profit	24	48	14
Selling expenses	(2)
Administrative expenses	(61)	(98)	(55)
Other operating income	9	12	3
Other operating expenses	(29)	(39)	(22)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures	127	167	16
Operating income	68	124	(33)
Financial income		1	7
Financial costs	(49)	(33)	(45)
Other financial results	94	32	278
Financial results, net	45		240
Profit (Loss) before income tax	113	124	207
Income tax	18	(33)	(95)
Profit (Loss) of the year	131	91	112
Depreciation and amortization
Total profit of the year attributable to:
Owners of the company	131	91	112
Non-controlling interest
Assets	931	1,116	631
Liabilities	554	518	376
Net book values of property, plant and equipment (1)	37	39	34
Increases in property, plant and equipment and right-of-use assets	12	10	5
Exploration expenses
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories			2
Profit from sale of companies´ interest		34	9
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue	(123)	(107)	(103)
Cost of sales	123	107	103
Gross profit
Selling expenses
Administrative expenses
Other operating income
Other operating expenses
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income
Financial income			(6)
Financial costs			6
Other financial results
Financial results, net
Profit (Loss) before income tax
Income tax
Profit (Loss) of the year
Depreciation and amortization
Total profit of the year attributable to:
Owners of the company
Non-controlling interest
Assets	(43)	(17)	(146)
Liabilities	(43)	(17)	(146)
Net book values of property, plant and equipment (1)
Increases in property, plant and equipment and right-of-use assets
Exploration expenses
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Profit from sale of companies´ interest
Consolidateds [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	1,618	1,575	1,423
Revenue - foreign market	380	301	309
Intersegment revenue
Cost of sales	(1,369)	(1,279)	(1,107)
Gross profit	629	597	625
Selling expenses	(98)	(74)	(66)
Administrative expenses	(192)	(239)	(185)
Other operating income	100	175	177
Other operating expenses	(72)	(88)	(88)
Recovery of impairment (Impairment) of property, plant and equipment, intangible assets and inventories	15
Impairment of financial assets	(21)	(56)
Share of profit from associates and joint ventures	142	146	(2)
Operating income	503	440	424
Financial income	45	32	5
Financial costs	(196)	(185)	(364)
Other financial results	230	211	558
Financial results, net	79	58	199
Profit (Loss) before income tax	582	498	623
Income tax	(204)	121	(318)
Profit (Loss) of the year	378	619	305
Depreciation and amortization	414	342	267
Total profit of the year attributable to:
Owners of the company	377	619	302
Non-controlling interest	1		3
Assets	6,594	6,345	4,722
Liabilities	2,989	3,050	2,309
Net book values of property, plant and equipment (1)	3,303	2,607	2,544
Increases in property, plant and equipment and right-of-use assets	$ 1,132	475	827
Exploration expenses		(21)	(7)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		(34)	(39)
Profit from sale of companies´ interest		$ 34	$ 9